Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of September 30, 2022 and 2023, intangible assets, net consisted of the following:
	As of September 30,
	2022	2023
Patents	$-	$2,354,460
Software	-	614,206
Subtotal	-	2,968,666
Accumulated amortization	-	(395,822)
Intangible assets, net	$-	$2,572,844

Schedule of Amortization of Intangible Asset	The following is a schedule, by fiscal years, of amortization of intangible asset as of September 30, 2023:
Years ending September 30,	Amount
2024	$614,163
2025	614,163
2026	614,163
2027	614,163
2028	116,192
Total	$2,572,844